CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)		Class A common stock Common Stock	Class A Common Stock Subject to Possible Redemption Common Stock Initial Public Offering	Class A Common Stock Subject to Possible Redemption Common Stock	Class A Common Stock Subject to Possible Redemption Additional Paid-in Capital Initial Public Offering	Class A Common Stock Subject to Possible Redemption Accumulated Deficit Initial Public Offering	Class A Common Stock Subject to Possible Redemption Initial Public Offering	Class A Common Stock Subject to Possible Redemption	Class B common stock Common Stock	Additional Paid-in Capital Initial Public Offering	Additional Paid-in Capital	Accumulated Deficit Initial Public Offering	Accumulated Deficit	Initial Public Offering	Total
Beginning balance at Mar. 09, 2021				$ 0
Beginning balance (in shares) at Mar. 09, 2021				0
Ending balance at Dec. 31, 2021				$ 0
Ending balance (in shares) at Dec. 31, 2021				0				0
Beginning balance at Mar. 09, 2021									$ 0		$ 0		$ 0		$ 0
Beginning balance (in shares) at Mar. 09, 2021									0
Increase (Decrease) in Stockholders' Equity
Stock Issued During Period, Value, New Issues	[1]								$ 725		24,275				25,000
Stock Issued During Period, Shares, New Issues	[1]								7,245,000
Net (loss) income													(22,252)		(22,252)
Ending balance at Dec. 31, 2021		$ 0							$ 725		24,275		(22,252)		2,748
Ending balance (in shares) at Dec. 31, 2021		0							7,245,000
Increase (Decrease) in Temporary Equity
Issuance of Units in IPO				$ 219,353,777
Issuance of Units in IPO (in shares)				24,150,000
Redemption of Class A common stock				$ (210,031,815)
Redemption of Class A common stock (In shares)				(20,151,313)
Remeasurement of Class A common stock to redemption value			$ 26,976,223	$ 65,397
Ending balance at Mar. 31, 2022				$ 246,395,397
Ending balance (in shares) at Mar. 31, 2022				24,150,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value			0	$ 0						$ (4,528,638)		$ (22,447,585)	(65,397)	$ (26,976,223)	(65,397)
Deemed capital contribution from issuance of private warrants				0							4,504,363				4,504,363
Net (loss) income				0									9,442,637		9,442,637
Ending balance at Mar. 31, 2022									$ 725				(13,092,597)		(13,091,872)
Ending balance (in shares) at Mar. 31, 2022									7,245,000
Beginning balance at Dec. 31, 2021				$ 0
Beginning balance (in shares) at Dec. 31, 2021				0				0
Ending balance at Sep. 30, 2022				$ 248,048,732
Ending balance (in shares) at Sep. 30, 2022				24,150,000
Beginning balance at Dec. 31, 2021		$ 0							$ 725		24,275		(22,252)		2,748
Beginning balance (in shares) at Dec. 31, 2021		0							7,245,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income								$ 9,923,259							13,174,118
Ending balance at Sep. 30, 2022									$ 725				(11,014,451)		(11,013,726)
Ending balance (in shares) at Sep. 30, 2022									7,245,000
Beginning balance at Dec. 31, 2021				$ 0
Beginning balance (in shares) at Dec. 31, 2021				0				0
Increase (Decrease) in Temporary Equity
Issuance of Units in IPO				$ 219,353,777
Issuance of Units in IPO (in shares)				24,150,000
Remeasurement of Class A common stock to redemption value			$ 26,976,223	$ 3,996,857
Ending balance at Dec. 31, 2022				$ 250,326,857				$ 250,326,857
Ending balance (in shares) at Dec. 31, 2022				24,150,000				24,150,000
Beginning balance at Dec. 31, 2021		$ 0							$ 725		24,275		(22,252)		2,748
Beginning balance (in shares) at Dec. 31, 2021		0							7,245,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value					$ 4,528,638	$ 22,447,585	$ 26,976,223						3,996,857		3,996,857
Deemed capital contribution from issuance of private warrants											4,504,363				4,504,363
Net (loss) income								$ 11,937,823					15,763,981		15,763,981
Ending balance at Dec. 31, 2022									$ 725				(10,702,713)		(10,701,988)
Ending balance (in shares) at Dec. 31, 2022									7,245,000
Beginning balance at Mar. 31, 2022				$ 246,395,397
Beginning balance (in shares) at Mar. 31, 2022				24,150,000
Increase (Decrease) in Temporary Equity
Remeasurement of Class A common stock to redemption value				$ 353,852
Ending balance at Jun. 30, 2022				$ 246,749,249
Ending balance (in shares) at Jun. 30, 2022				24,150,000
Beginning balance at Mar. 31, 2022									$ 725				(13,092,597)		(13,091,872)
Beginning balance (in shares) at Mar. 31, 2022									7,245,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value				$ 0									(353,852)		(353,852)
Net (loss) income													1,450,175		1,450,175
Ending balance at Jun. 30, 2022									$ 725				(11,996,274)		(11,995,549)
Ending balance (in shares) at Jun. 30, 2022									7,245,000
Increase (Decrease) in Temporary Equity
Remeasurement of Class A common stock to redemption value				1,299,483
Ending balance at Sep. 30, 2022				$ 248,048,732
Ending balance (in shares) at Sep. 30, 2022				24,150,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value				$ 0									(1,299,483)		(1,299,483)
Net (loss) income				0				1,754,851					2,281,306		2,281,306
Ending balance at Sep. 30, 2022									$ 725				(11,014,451)		(11,013,726)
Ending balance (in shares) at Sep. 30, 2022									7,245,000
Beginning balance at Dec. 31, 2022				$ 250,326,857				$ 250,326,857
Beginning balance (in shares) at Dec. 31, 2022				24,150,000				24,150,000
Increase (Decrease) in Temporary Equity
Remeasurement of Class A common stock to redemption value				$ 813,105
Ending balance at Mar. 31, 2023				$ 251,139,962				$ 251,139,962
Ending balance (in shares) at Mar. 31, 2023				24,150,000
Beginning balance at Dec. 31, 2022									$ 725				(10,702,713)		(10,701,988)
Beginning balance (in shares) at Dec. 31, 2022									7,245,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value													(813,105)		(813,105)
Net (loss) income													1,319,136		1,319,136
Ending balance at Mar. 31, 2023									$ 725				(10,196,682)		(10,195,957)
Ending balance (in shares) at Mar. 31, 2023									7,245,000
Beginning balance at Dec. 31, 2022				$ 250,326,857				$ 250,326,857
Beginning balance (in shares) at Dec. 31, 2022				24,150,000				24,150,000
Increase (Decrease) in Temporary Equity
Redemption of Class A common stock								$ (210,031,815)
Ending balance at Sep. 30, 2023				$ 42,423,610				$ 42,423,610
Ending balance (in shares) at Sep. 30, 2023				3,998,687				3,998,687
Beginning balance at Dec. 31, 2022									$ 725				(10,702,713)		(10,701,988)
Beginning balance (in shares) at Dec. 31, 2022									7,245,000
Increase (Decrease) in Stockholders' Equity
Net (loss) income								$ (3,369,552)							(5,371,869)
Ending balance at Sep. 30, 2023		$ 200							$ 525				(14,265,968)		(14,265,243)
Ending balance (in shares) at Sep. 30, 2023		2,000,000							5,245,000
Beginning balance at Mar. 31, 2023				$ 251,139,962				251,139,962
Beginning balance (in shares) at Mar. 31, 2023				24,150,000
Increase (Decrease) in Temporary Equity
Redemption of Class A common stock								(210,031,815)
Remeasurement of Class A common stock to redemption value				$ 1,082,415
Ending balance at Jun. 30, 2023				$ 42,190,562				42,190,562
Ending balance (in shares) at Jun. 30, 2023				3,998,687
Beginning balance at Mar. 31, 2023									$ 725				(10,196,682)		(10,195,957)
Beginning balance (in shares) at Mar. 31, 2023									7,245,000
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common stock to Class A common stock		$ 200							$ (200)
Conversion of Class B common stock to Class A common stock (in shares)		2,000,000							(2,000,000)
Excise tax													(2,100,318)		(2,100,318)
Remeasurement of Class A common stock to redemption value													(1,082,415)		(1,082,415)
Sponsor capital contribution for non-redemption agreements											892,911				844,916
Non-redemption agreements											$ (892,911)				(844,916)
Reduction of Deferred Underwriter Fee Payable													6,037,500		6,037,500
Net (loss) income													(6,582,267)		(6,582,267)
Ending balance at Jun. 30, 2023		$ 200							$ 525				(13,924,182)		(13,923,457)
Ending balance (in shares) at Jun. 30, 2023		2,000,000							5,245,000
Increase (Decrease) in Temporary Equity
Remeasurement of Class A common stock to redemption value				$ 233,048
Ending balance at Sep. 30, 2023				$ 42,423,610				$ 42,423,610
Ending balance (in shares) at Sep. 30, 2023				3,998,687				3,998,687
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption value													(233,048)		(233,048)
Net (loss) income								$ (38,672)					(108,738)		(108,738)
Ending balance at Sep. 30, 2023		$ 200							$ 525				$ (14,265,968)		$ (14,265,243)
Ending balance (in shares) at Sep. 30, 2023		2,000,000							5,245,000

[1]	Includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The Company surrendered 1,725,000 shares of Class B Common Stock on November 30, 2021 and issued an additional 345,000 shares of Class B common stock on January 19, 2022 pursuant to a stock split by way of a stock dividend for no additional consideration. The underwriters exercised the over-allotment option in full on January 24, 2022. See Note 6.